INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Other intangible assets	$ 1,567	$ 2,111
Property, plant and equipment	41,788	39,808
Operating leases	55,853	56,060
Accounts payable and accrued liabilities	21,356	18,557
Pension and postretirement benefits	26,186	38,625
Operating loss carry-forwards	116,937	115,807
Tax credit carry-forwards	1,697	9,504
Investments in unconsolidated affiliates	1,416	1,490
Other	19,971	18,137
Total deferred tax assets	286,771	300,099
Valuation allowances	(75,462)	(90,945)	$ (87,966)	$ (16,395)
Offset against deferred tax liabilities	(144,824)	(145,042)
Deferred tax liabilities:
Other intangible assets	14,580	18,886
DOLE brand	76,570	76,570
Property, plant and equipment	74,326	73,917
Operating lease right-of-use assets	54,698	54,581
Accounts payable and accrued liabilities	3,215	7,056
Pension and postretirement benefits	7,226	18,791
Investments in unconsolidated affiliates	714	236
Other	6,148	13,408
Total deferred tax liabilities	237,477	263,445
Offset against deferred tax assets	(144,824)	(145,042)
Deferred Tax Liabilities, Net, Total	$ 92,653	$ 118,403